Expense Example, No Redemption - Allspring Multi-Asset Funds - Classes A, C, Administrator, R6 & Institutional - Class C	Apr. 30, 2026 USD ($)
Absolute Return Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 193
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	2,222
Asset Allocation Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	584
Expense Example, No Redemption, 5 Years	1,010
Expense Example, No Redemption, 10 Years	$ 2,195